UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Becky L. Park

American High-Income Trust

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2023

Pursue sustainable
income over time

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2023:

	1 year	5 years	10 years

Class F-2 shares	–2.92%	3.87%	3.87%
Class A shares (reflecting 3.75% maximum sales charge)	–6.82	2.79	3.21

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.40% for Class F-2 shares and 0.69% for Class A shares as of the prospectus dated December 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of March 31, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 7.54% for Class F-2 shares and 6.98% for Class A shares. The fund’s 12-month distribution rate as of that date was 6.03% for Class F-2 shares and 5.53% for Class A shares. Class A shares reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American High-Income Trust for the periods ended March 31, 2023, are shown in the table below, as well as results of the fund’s benchmark and peer group indexes.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/ahifx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

21	Financial statements

25	Notes to financial statements

38	Financial highlights

Results at a glance

For periods ended March 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 2/19/88)

American High-Income Trust (Class F-2 shares)[1]	7.03%	–2.92%	3.87%	3.87%	7.43%
American High-Income Trust (Class A shares)	6.87	–3.20	3.58	3.61	7.19
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	7.88	–3.35	3.19	4.09	7.55
Lipper High Yield Funds Average[3]	7.28	–3.85	2.58	3.27	6.73

There may have been periods when the results lagged the index(es). The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: Bloomberg Index Services Ltd. From February 19, 1988, through December 31, 1992, the Credit Suisse High Yield Index was used because the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index did not yet exist. Since January 1, 1993, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index has been used. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American High-Income Trust	1

Investment portfolio March 31, 2023	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 88.60%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 88.52%
Energy 15.27%
Aethon United BR, LP / Aethon United Finance Corp. 8.25% 2/15/2026[1]	USD	6,600	$6,483
Antero Midstream Partners, LP 5.375% 6/15/2029[1]		10,095	9,513
Antero Resources Corp. 7.625% 2/1/2029[1]		4,356	4,458
Antero Resources Corp. 5.375% 3/1/2030[1]		5,950	5,542
Apache Corp. 4.625% 11/15/2025		5,540	5,349
Apache Corp. 6.00% 1/15/2037		2,910	2,710
Apache Corp. 5.10% 9/1/2040		17,300	14,688
Apache Corp. 4.75% 4/15/2043		5,725	4,306
Apache Corp. 4.25% 1/15/2044		270	198
Apache Corp. 5.35% 7/1/2049		4,520	3,500
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 11/1/2025[1,2,3]		4,446	4,721
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		38,410	37,165
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]		4,380	5,330
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		4,042	3,914
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		21,835	19,291
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		33,080	29,773
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		9,754	9,665
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]		17,860	16,811
California Resources Corp. 7.125% 2/1/2026[1]		6,275	6,358
Callon Petroleum Co. 7.50% 6/15/2030[1]		29,225	27,500
Cenovus Energy, Inc. 5.375% 7/15/2025		204	205
Cenovus Energy, Inc. 4.25% 4/15/2027		390	379
Cenovus Energy, Inc. 5.25% 6/15/2037		400	378
Cenovus Energy, Inc. 5.40% 6/15/2047		390	363
Centennial Resource Production, LLC 6.875% 4/1/2027[1]		6,752	6,614
Cheniere Energy Partners, LP 4.50% 10/1/2029		19,427	18,066
Cheniere Energy Partners, LP 4.00% 3/1/2031		8,180	7,288
Cheniere Energy Partners, LP 3.25% 1/31/2032		12,185	10,078
Cheniere Energy, Inc. 4.625% 10/15/2028		64,554	61,419
Chesapeake Energy Corp. 4.875% 4/15/2022[4]		28,871	505
Chesapeake Energy Corp. 5.75% 9/15/2023[4]		1,730	30
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		20,225	19,923
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		37,920	36,141
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		14,610	14,518
CNX Midstream Partners, LP 4.75% 4/15/2030[1]		5,745	4,948
CNX Resources Corp. 7.25% 3/14/2027[1]		23,882	23,789
CNX Resources Corp. 6.00% 1/15/2029[1]		33,223	31,103
CNX Resources Corp. 7.375% 1/15/2031[1]		20,279	19,998
Colgate Energy Partners III, LLC 5.875% 7/1/2029[1]		1,375	1,304
Comstock Resources, Inc. 6.75% 3/1/2029[1]		19,495	17,856
Comstock Resources, Inc. 5.875% 1/15/2030[1]		25,605	22,022
Constellation Oil Services Holding SA 13.50% 6/30/2025[1,5]		5,794	5,794
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[6]		46,589	27,575
Continental Resources, Inc. 5.75% 1/15/2031[1]		7,250	6,972

2	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	USD	38,527	$36,976
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]		5,000	4,823
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]		11,325	10,796
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		33,755	34,460
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]		13,462	13,475
Devon Energy Corp. 5.875% 6/15/2028		2,830	2,884
Devon Energy Corp. 4.50% 1/15/2030		10,040	9,598
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,3,6]		2,584	2,494
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6]		2,337	2,255
DT Midstream, Inc. 4.125% 6/15/2029[1]		28,835	25,313
DT Midstream, Inc. 4.375% 6/15/2031[1]		16,380	14,293
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		4,914	4,304
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]		8,305	8,144
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]		20,000	18,575
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		1,580	1,388
Energean PLC 6.50% 4/30/2027[1]		12,805	11,763
EQM Midstream Partners, LP 6.00% 7/1/2025[1]		4,000	3,959
EQM Midstream Partners, LP 4.125% 12/1/2026		4,911	4,466
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		8,031	8,071
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		42,825	41,554
EQM Midstream Partners, LP 5.50% 7/15/2028		17,346	15,777
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		21,410	18,226
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		21,425	20,781
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		33,208	27,609
EQM Midstream Partners, LP 6.50% 7/15/2048		19,603	15,170
EQT Corp. 5.00% 1/15/2029		5,715	5,426
EQT Corp. 7.25% 2/1/2030[7]		5,395	5,652
EQT Corp. 3.625% 5/15/2031[1]		9,080	7,879
Genesis Energy, LP 6.50% 10/1/2025		32,102	31,125
Genesis Energy, LP 6.25% 5/15/2026		6,115	5,843
Genesis Energy, LP 8.00% 1/15/2027		57,399	56,814
Genesis Energy, LP 7.75% 2/1/2028		7,180	6,970
Genesis Energy, LP 8.875% 4/15/2030		20,378	20,651
Harbour Energy PLC 5.50% 10/15/2026[1]		32,030	28,068
Harvest Midstream I, LP 7.50% 9/1/2028[1]		36,075	36,022
Hess Midstream Operations, LP 4.25% 2/15/2030[1]		28,875	25,823
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		12,720	11,847
Hess Midstream Partners, LP 5.125% 6/15/2028[1]		16,888	16,050
Hilcorp Energy I, LP 6.25% 11/1/2028[1]		3,515	3,340
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		19,025	17,537
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		18,338	16,933
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		13,382	12,372
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		16,545	15,323
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/2027[1]		4,305	4,262
Howard Midstream Energy Partners, LLC 6.75% 1/15/2027[1]		2,310	2,181
Independence Energy Finance, LLC 7.25% 5/1/2026[1]		8,650	8,139
Murphy Oil Corp. 5.75% 8/15/2025		2,768	2,744
Murphy Oil Corp. 5.625% 5/1/2027		6,700	6,493
Murphy Oil Corp. 6.375% 7/15/2028		8,000	7,890
Murphy Oil USA, Inc. 4.75% 9/15/2029		16,330	14,896
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		27,230	22,969
Nabors Industries, Inc. 7.375% 5/15/2027[1]		30,625	30,022
Nabors Industries, Ltd. 7.25% 1/15/2026[1]		6,500	6,206
Neptune Energy Group Holdings, Ltd. 6.625% 5/15/2025[1]		21,325	20,693
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		30,685	29,567
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		85,393	78,640
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		173,599	167,659
NGL Energy Partners, LP 6.125% 3/1/2025		41,177	37,005
NGL Energy Partners, LP 7.50% 4/15/2026		14,050	12,166
NGPL PipeCo, LLC 4.875% 8/15/2027[1]		1,010	980
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		37,565	37,296
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]		10,800	10,148
NuStar Logistics, LP 6.00% 6/1/2026		6,129	6,015
Oasis Petroleum, Inc. 6.375% 6/1/2026[1]		19,756	19,592
Occidental Petroleum Corp. 2.90% 8/15/2024		10,480	10,187
Occidental Petroleum Corp. 5.875% 9/1/2025		12,395	12,503
Occidental Petroleum Corp. 3.00% 2/15/2027		500	458

American High-Income Trust	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Occidental Petroleum Corp. 6.375% 9/1/2028	USD	4,575	$4,742
Occidental Petroleum Corp. 8.875% 7/15/2030		12,675	14,755
Occidental Petroleum Corp. 6.625% 9/1/2030		20,235	21,329
Occidental Petroleum Corp. 6.125% 1/1/2031		11,610	12,057
Occidental Petroleum Corp. 6.45% 9/15/2036		5,090	5,357
Occidental Petroleum Corp. 6.20% 3/15/2040		3,495	3,519
Occidental Petroleum Corp. 6.60% 3/15/2046		7,290	7,673
Occidental Petroleum Corp. 4.20% 3/15/2048		2,543	1,975
Parkland Corp. 4.625% 5/1/2030[1]		15,355	13,673
Patterson-UTI Energy, Inc. 5.15% 11/15/2029		1,595	1,471
PDC Energy, Inc. 5.75% 5/15/2026		12,000	11,698
Petrobras Global Finance Co. 6.75% 6/3/2050		5,701	5,040
Petrobras Global Finance Co. 5.50% 6/10/2051		3,999	3,108
Petróleos Mexicanos 4.875% 1/18/2024		4,467	4,410
Petróleos Mexicanos 6.875% 10/16/2025		6,200	6,139
Petróleos Mexicanos 6.875% 8/4/2026		5,000	4,751
Petróleos Mexicanos 8.75% 6/2/2029		14,137	13,161
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]		6,800	6,392
Range Resources Corp. 4.875% 5/15/2025		5,803	5,696
Range Resources Corp. 8.25% 1/15/2029		17,375	18,330
Range Resources Corp. 4.75% 2/15/2030[1]		24,510	22,374
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]		11,193	9,986
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		4,219	4,072
Sanchez Energy Corp. 7.25% 2/15/2024[1,4]		22,796	199
SM Energy Co. 5.625% 6/1/2025		5,270	5,116
SM Energy Co. 6.50% 7/15/2028		2,910	2,780
Southwestern Energy Co. 5.70% 1/23/2025[7]		5,630	5,638
Southwestern Energy Co. 8.375% 9/15/2028		8,875	9,339
Southwestern Energy Co. 5.375% 2/1/2029		6,470	6,105
Southwestern Energy Co. 5.375% 3/15/2030		46,000	43,301
Southwestern Energy Co. 4.75% 2/1/2032		24,695	21,842
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[1]		4,610	4,034
Sunoco, LP 6.00% 4/15/2027		12,591	12,446
Sunoco, LP 5.875% 3/15/2028		4,885	4,696
Sunoco, LP 4.50% 5/15/2029		38,080	35,002
Sunoco, LP 4.50% 4/30/2030		31,235	28,283
Superior Plus, LP and Superior General Partner, Inc. 4.50% 3/15/2029[1]		7,994	7,147
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]		2,535	2,536
Targa Resources Partners, LP 6.50% 7/15/2027		4,322	4,410
Targa Resources Partners, LP 6.875% 1/15/2029		18,530	18,904
Targa Resources Partners, LP 5.50% 3/1/2030		16,729	16,365
Targa Resources Partners, LP 4.875% 2/1/2031		13,835	12,960
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		6,216	6,099
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		24,931	25,679
Transocean, Inc. 7.25% 11/1/2025[1]		8,700	8,232
Transocean, Inc. 11.50% 1/30/2027[1]		5,405	5,587
Transocean, Inc. 8.75% 2/15/2030[1]		16,384	16,726
Transocean, Inc. 6.80% 3/15/2038		10,600	7,352
USA Compression Partners, LP 6.875% 4/1/2026		15,811	15,383
USA Compression Partners, LP 6.875% 9/1/2027		2,403	2,299
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		11,517	11,615
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		54,765	48,171
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		21,525	18,106
W&T Offshore, Inc. 11.75% 2/1/2026[1]		7,100	6,964
Weatherford International, Ltd. 11.00% 12/1/2024[1]		3,050	3,133
Weatherford International, Ltd. 6.50% 9/15/2028[1]		42,845	42,959
Weatherford International, Ltd. 8.625% 4/30/2030[1]		75,551	77,361
Western Gas Partners, LP 3.95% 6/1/2025		1,280	1,226
Western Gas Partners, LP 4.50% 3/1/2028		15,688	14,856
Western Midstream Operating, LP 3.35% 2/1/2025[7]		14,110	13,488
Western Midstream Operating, LP 4.75% 8/15/2028		2,830	2,696
Western Midstream Operating, LP 4.30% 2/1/2030[7]		9,650	8,794
Western Midstream Operating, LP 6.15% 4/1/2033		14,175	14,385
Western Midstream Operating, LP 5.50% 2/1/2050[7]		24,725	21,016
			2,599,021

4	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 12.25%
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]	USD	9,660	$9,320
Affinity Interactive 6.875% 12/15/2027[1]		13,245	11,827
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]		8,658	8,329
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		17,402	15,527
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		14,520	12,301
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		55,202	41,269
Asbury Automotive Group, Inc. 4.50% 3/1/2028		5,000	4,557
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		30,700	27,518
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		27,590	24,207
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		7,925	6,661
AutoNation, Inc. 2.40% 8/1/2031		12,000	9,251
Bath & Body Works, Inc. 6.625% 10/1/2030[1]		7,375	7,196
Bath & Body Works, Inc. 6.875% 11/1/2035		18,693	16,868
Bath & Body Works, Inc. 6.75% 7/1/2036		13,030	11,659
Beazer Homes USA, Inc. 5.875% 10/15/2027		10,802	9,855
Boyd Gaming Corp. 4.75% 12/1/2027		8,389	8,053
Boyd Gaming Corp. 4.75% 6/15/2031[1]		6,835	6,214
Boyne USA, Inc. 4.75% 5/15/2029[1]		12,285	10,982
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]		15,390	15,405
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]		14,425	14,726
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		28,148	24,645
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		38,790	39,504
Caesars Entertainment, Inc., Term Loan B, (USD-SOFR + 3.25%) 7.00% 2/1/2029[1,2,3]		9,479	9,445
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]		6,965	6,973
Carnival Corp. 10.50% 2/1/2026[1]		27,520	28,699
Carnival Corp. 7.625% 3/1/2026[1]		450	411
Carnival Corp. 4.00% 8/1/2028[1]		55,985	48,252
Carnival Corp. 6.00% 5/1/2029[1]		7,825	6,230
Carnival Corp. 10.50% 6/1/2030[1]		2,000	1,922
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[1]		12,370	11,959
CEC Entertainment, Inc. 6.75% 5/1/2026[1]		6,500	6,181
Dana, Inc. 4.25% 9/1/2030		2,150	1,726
Dana, Inc. 4.50% 2/15/2032		8,510	6,726
Empire Resorts, Inc. 7.75% 11/1/2026[1]		11,045	9,151
Everi Holdings, Inc. 5.00% 7/15/2029[1]		3,000	2,673
Fertitta Entertainment, Inc. 4.625% 1/15/2029[1]		28,070	24,669
Fertitta Entertainment, Inc. 6.75% 1/15/2030[1]		91,165	75,086
First Student Bidco, Inc. 4.00% 7/31/2029[1]		21,615	18,828
Ford Motor Co. 2.30% 2/10/2025		6,625	6,149
Ford Motor Co. 6.10% 8/19/2032		13,685	13,281
Ford Motor Credit Company, LLC 3.81% 1/9/2024		3,398	3,362
Ford Motor Credit Company, LLC 5.584% 3/18/2024		934	926
Ford Motor Credit Company, LLC 3.664% 9/8/2024		1,438	1,382
Ford Motor Credit Company, LLC 5.125% 6/16/2025		44,310	43,435
Ford Motor Credit Company, LLC 3.375% 11/13/2025		11,000	10,325
Ford Motor Credit Company, LLC 4.542% 8/1/2026		21,795	20,694
Ford Motor Credit Company, LLC 2.70% 8/10/2026		9,330	8,315
Ford Motor Credit Company, LLC 4.271% 1/9/2027		4,575	4,266
Ford Motor Credit Company, LLC 4.95% 5/28/2027		7,420	7,088
Ford Motor Credit Company, LLC 4.125% 8/17/2027		13,940	12,791
Ford Motor Credit Company, LLC 3.815% 11/2/2027		16,990	15,251
Ford Motor Credit Company, LLC 2.90% 2/16/2028		5,850	5,037
Ford Motor Credit Company, LLC 5.113% 5/3/2029		2,845	2,675
Ford Motor Credit Company, LLC 4.00% 11/13/2030		11,468	9,760
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]		7,380	6,507
Hanesbrands, Inc. 4.875% 5/15/2026[1]		21,712	20,599
Hanesbrands, Inc. 9.00% 2/15/2031[1]		26,254	26,903
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[2,3]		12,418	12,387
Hilton Grand Vacations Borrower 5.00% 6/1/2029[1]		12,490	11,107
Hilton Worldwide Holdings, Inc. 3.75% 5/1/2029[1]		4,250	3,808
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030		8,287	7,946
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]		20,465	17,940
International Game Technology PLC 6.50% 2/15/2025[1]		12,403	12,545
International Game Technology PLC 4.125% 4/15/2026[1]		18,730	18,096
International Game Technology PLC 5.25% 1/15/2029[1]		53,932	51,694
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]		18,230	15,944

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	USD	10,230	$8,947
KB Home 6.875% 6/15/2027		6,170	6,275
KB Home 7.25% 7/15/2030		6,770	6,875
Kontoor Brands, Inc. 4.125% 11/15/2029[1]		6,770	5,819
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		77,320	64,774
Levi Strauss & Co. 3.50% 3/1/2031[1]		16,150	13,786
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]		4,075	3,950
Lithia Motors, Inc. 4.625% 12/15/2027[1]		7,250	6,752
Lithia Motors, Inc. 3.875% 6/1/2029[1]		27,860	24,134
Lithia Motors, Inc. 4.375% 1/15/2031[1]		16,400	14,148
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2/15/2026[1]		6,655	6,052
M.D.C. Holdings, Inc. 6.00% 1/15/2043		11,252	9,793
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]		1,230	1,084
Marriott International, Inc. 4.90% 4/15/2029		3,407	3,379
Marriott International, Inc. 3.50% 10/15/2032		9,400	8,248
Marriott International, Inc. 2.75% 10/15/2033		8,500	6,888
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028		2,500	2,237
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		23,410	19,953
Melco International Development, Ltd. 4.875% 6/6/2025[1]		16,485	15,521
Melco International Development, Ltd. 5.75% 7/21/2028[1]		8,910	7,716
Merlin Entertainment 5.75% 6/15/2026[1]		10,798	10,254
MGM Resorts International 5.50% 4/15/2027		5,707	5,543
Mohegan Gaming & Entertainment 8.00% 2/1/2026[1]		620	568
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 9.719% 9/9/2026[2,3]		8,825	8,781
NCL Corp., Ltd. 3.625% 12/15/2024[1]		6,450	6,006
NCL Corp., Ltd. 5.875% 3/15/2026[1]		8,100	6,902
NCL Corp., Ltd. 5.875% 2/15/2027[1]		29,965	27,977
NCL Corp., Ltd. 7.75% 2/15/2029[1]		7,115	6,108
Neiman Marcus Group, LLC 7.125% 4/1/2026[1]		35,980	33,813
Panther BF Aggregator 2, LP 6.25% 5/15/2026[1]		3,667	3,662
Panther BF Aggregator 2, LP 8.50% 5/15/2027[1]		4,155	4,178
Party City Holdings, Inc. 6.125% 8/15/2023[1,4]		9,100	68
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[1,3,4]		4,705	659
Party City Holdings, Inc. 8.75% 2/15/2026[1,4]		151,988	22,988
Party City Holdings, Inc. 6.625% 8/1/2026[1,4]		5,000	50
Party City Holdings, Inc., Term Loan DIP, 14.55% 6/18/2023[2,3]		27,180	28,132
Penske Automotive Group, Inc. 3.75% 6/15/2029		13,325	11,522
PetSmart, Inc. 4.75% 2/15/2028[1]		17,050	16,021
PetSmart, Inc. 7.75% 2/15/2029[1]		23,775	23,363
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]		5,300	3,919
QVC, Inc. 4.85% 4/1/2024		18,375	14,723
Rakuten Group, Inc. 10.25% 11/30/2024[1]		7,650	7,277
Raptor Acquisition Corp. 4.875% 11/1/2026[1]		10,725	9,986
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[1]		2,335	1,729
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]		47,103	50,268
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		36,740	33,015
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]		14,200	13,301
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]		28,035	25,004
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		40,875	33,482
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		31,350	27,713
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		34,915	36,515
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		19,925	21,190
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		11,562	11,645
Sally Holdings, LLC 5.625% 12/1/2025		25,859	25,483
Sands China, Ltd. 5.625% 8/8/2025		6,522	6,362
Sands China, Ltd. 5.90% 8/8/2028		648	616
Sands China, Ltd. 4.875% 6/18/2030		2,000	1,774
Sands China, Ltd. 3.75% 8/8/2031[7]		1,500	1,206
Scientific Games Corp. 8.625% 7/1/2025[1]		25,415	26,043
Scientific Games Corp. 7.00% 5/15/2028[1]		20,347	20,163
Scientific Games Corp. 7.25% 11/15/2029[1]		19,650	19,706
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		22,515	19,918
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		28,980	24,311
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		45,779	36,960
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]		5,255	4,630
The Gap, Inc. 3.625% 10/1/2029[1]		3,225	2,303
The Gap, Inc. 3.875% 10/1/2031[1]		2,148	1,492

6	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
The Home Co., Inc. 7.25% 10/15/2025[1]	USD	7,735	$7,164
Travel + Leisure Co. 6.00% 4/1/2027		4,000	3,972
Travel + Leisure Co. 4.50% 12/1/2029[1]		18,625	16,174
Universal Entertainment Corp. 8.50% 12/11/2024[1]		58,885	55,482
Vail Resorts, Inc. 6.25% 5/15/2025[1]		4,090	4,103
VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/2024[1]		9,113	9,045
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2/15/2027[1]		243	225
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		23,650	22,405
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 9.316% 5/11/2028[2,3]		16,538	11,880
Wyndham Destinations, Inc. 6.625% 7/31/2026[1]		8,975	9,019
Wyndham Destinations, Inc. 4.625% 3/1/2030[1]		5,575	4,787
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]		19,510	17,992
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		9,225	8,390
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		5,546	5,631
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 10.34% 9/1/2027[2,3]		10,200	9,949
			2,084,896

Communication services 10.82%
Altice France Holding SA 10.50% 5/15/2027[1]		19,485	14,924
Altice France Holding SA 5.125% 7/15/2029[1]		33,804	25,470
Brightstar Escrow Corp. 9.75% 10/15/2025[1]		2,720	2,475
Cablevision Systems Corp. 5.50% 4/15/2027[1]		2,700	2,276
Cablevision Systems Corp. 5.375% 2/1/2028[1]		3,775	3,096
CCO Holdings, LLC 5.125% 5/1/2027[1]		9,878	9,347
CCO Holdings, LLC 5.00% 2/1/2028[1]		16,374	15,125
CCO Holdings, LLC 6.375% 9/1/2029[1]		4,400	4,206
CCO Holdings, LLC 4.75% 3/1/2030[1]		60,731	52,684
CCO Holdings, LLC 4.50% 8/15/2030[1]		65,679	55,573
CCO Holdings, LLC 4.25% 2/1/2031[1]		40,930	33,515
CCO Holdings, LLC 4.75% 2/1/2032[1]		37,601	31,627
CCO Holdings, LLC 4.50% 5/1/2032		35,527	29,093
CCO Holdings, LLC 4.50% 6/1/2033[1]		27,049	21,809
CCO Holdings, LLC 4.25% 1/15/2034[1]		41,875	32,796
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 5/1/2026[1]		2,094	2,039
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 6/1/2029[1]		7,126	6,551
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031		950	765
Centerfield Media Parent, Inc. 6.625% 8/1/2026[1]		16,900	11,006
Clear Channel Worldwide Holdings, Inc. 7.75% 4/15/2028[1]		11,000	8,260
Clear Channel Worldwide Holdings, Inc. 7.50% 6/1/2029[1]		5,000	3,558
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]		8,445	7,883
Connect Finco SARL 6.75% 10/1/2026[1]		14,525	13,667
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		14,350	9,762
CSC Holdings, LLC 6.50% 2/1/2029[1]		10,000	8,314
CSC Holdings, LLC 3.375% 2/15/2031[1]		12,700	8,797
Diamond Sports Group, LLC 5.375% 8/15/2026[1]		9,835	553
Diamond Sports Group, LLC 6.625% 8/15/2027[1]		18,432	253
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		48,235	43,733
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.84% 8/2/2027[2,3]		29,964	28,911
DISH Network Corp. 11.75% 11/15/2027[1]		117,385	113,987
Embarq Corp. 7.995% 6/1/2036		70,126	29,554
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 12.59% 7/31/2028[2,3]		7,250	7,232
Frontier Communications Corp. 5.875% 10/15/2027[1]		30,110	27,400
Frontier Communications Corp. 5.00% 5/1/2028[1]		81,605	70,905
Frontier Communications Corp. 6.75% 5/1/2029[1]		33,250	26,383
Frontier Communications Holdings, LLC 5.875% 11/1/2029		26,207	20,010
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]		14,100	10,739
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		18,775	18,720
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		21,425	14,251
Gray Television, Inc. 5.875% 7/15/2026[1]		20,065	17,377
Gray Television, Inc. 7.00% 5/15/2027[1]		17,554	14,713
Gray Television, Inc. 4.75% 10/15/2030[1]		6,210	4,130
iHeartCommunications, Inc. 6.375% 5/1/2026		236	208
iHeartCommunications, Inc. 8.375% 5/1/2027		427	311
iHeartCommunications, Inc. 5.25% 8/15/2027[1]		30,323	24,818
iHeartCommunications, Inc. 4.75% 1/15/2028[1]		5,000	3,955
Intelsat Jackson Holding Co. 6.50% 3/15/2030[1]		35,007	32,179
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.659% 12/4/2026[2,3]		6,324	5,928

American High-Income Trust	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Lamar Media Corp. 3.75% 2/15/2028	USD	2,567	$2,377
Lamar Media Corp. 4.875% 1/15/2029		3,600	3,391
Lamar Media Corp. 3.625% 1/15/2031		10,950	9,427
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		11,500	6,146
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,6]		49,148	15,113
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		4,910	4,547
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]		5,750	5,161
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		53,860	47,289
Netflix, Inc. 4.875% 4/15/2028		6,190	6,165
Netflix, Inc. 5.375% 11/15/2029[1]		875	890
Netflix, Inc. 4.875% 6/15/2030[1]		2,050	2,043
News Corp. 3.875% 5/15/2029[1]		45,995	40,922
News Corp. 5.125% 2/15/2032[1]		31,705	29,771
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[1]		65,616	58,434
Nexstar Escrow Corp. 5.625% 7/15/2027[1]		11,995	11,097
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]		60	50
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		14,018	11,017
Sinclair Television Group, Inc. 4.125% 12/1/2030[1]		7,700	6,217
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		43,930	39,671
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		61,990	53,311
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]		18,625	15,247
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		51,380	39,999
Sprint Corp. 7.625% 3/1/2026		9,450	10,002
Sprint Corp. 6.875% 11/15/2028		27,744	29,839
Sprint Corp. 8.75% 3/15/2032		30,459	37,116
TEGNA, Inc. 5.00% 9/15/2029		8,337	7,216
T-Mobile US, Inc. 2.625% 4/15/2026		1,350	1,261
T-Mobile US, Inc. 3.375% 4/15/2029		15,950	14,556
Univision Communications, Inc. 5.125% 2/15/2025[1]		60,818	59,806
Univision Communications, Inc. 6.625% 6/1/2027[1]		82,870	78,652
Univision Communications, Inc. 4.50% 5/1/2029[1]		89,675	75,431
Univision Communications, Inc. 7.375% 6/30/2030[1]		32,328	30,593
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.148% 6/24/2029[2,3]		1,237	1,231
UPC Broadband Finco BV 4.875% 7/15/2031[1]		8,830	7,646
Virgin Media O2 4.25% 1/31/2031[1]		44,720	38,101
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]		14,955	12,879
VZ Secured Financing BV 5.00% 1/15/2032[1]		21,075	17,216
Warner Music Group 3.75% 12/1/2029[1]		32,463	28,794
Warner Music Group 3.875% 7/15/2030[1]		12,507	10,994
Warner Music Group 3.00% 2/15/2031[1]		4,050	3,390
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]		3,805	3,400
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		13,368	10,765
Ziggo Bond Finance BV 4.875% 1/15/2030[1]		28,685	24,484
			1,842,525

Health care 9.91%
1375209 B.C., Ltd. 9.00% 1/30/2028[1]		14,425	14,317
AdaptHealth, LLC 6.125% 8/1/2028[1]		8,780	8,069
AdaptHealth, LLC 5.125% 3/1/2030[1]		20,760	17,632
Avantor Funding, Inc. 4.625% 7/15/2028[1]		41,175	39,051
Avantor Funding, Inc. 3.875% 11/1/2029[1]		6,900	6,182
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		35,840	26,626
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		5,171	2,369
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		34,021	27,122
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]		4,370	2,833
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		16,063	10,021
Bausch Health Companies, Inc. 7.00% 1/15/2028[1]		8,262	3,335
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		18,310	6,981
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]		66,925	39,546
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		95	37
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		8,112	3,114
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		33,642	12,595
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]		13,950	7,923
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		78,304	30,343
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		5,859	5,727
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		2,975	2,618

8	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	USD	41,375	$36,399
Centene Corp. 4.25% 12/15/2027		20,407	19,682
Centene Corp. 2.45% 7/15/2028		20,245	17,631
Centene Corp. 4.625% 12/15/2029		35,635	33,537
Centene Corp. 3.375% 2/15/2030		8,361	7,302
Centene Corp. 3.00% 10/15/2030		10,575	8,915
Centene Corp. 2.50% 3/1/2031		24,825	20,126
Centene Corp. 2.625% 8/1/2031		17,525	14,216
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		13,673	12,813
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		12,765	11,344
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]		7,525	6,591
Community Health Systems, Inc. 8.00% 3/15/2026[1]		11,500	11,126
Community Health Systems, Inc. 5.625% 3/15/2027[1]		32,685	28,728
Community Health Systems, Inc. 6.00% 1/15/2029[1]		9,622	8,149
Community Health Systems, Inc. 6.875% 4/15/2029[1]		4,500	2,791
Community Health Systems, Inc. 5.25% 5/15/2030[1]		26,635	20,918
Community Health Systems, Inc. 4.75% 2/15/2031[1]		1,608	1,189
DaVita, Inc. 4.625% 6/1/2030[1]		16,310	13,937
Encompass Health Corp. 4.50% 2/1/2028		7,054	6,582
Encompass Health Corp. 4.75% 2/1/2030		3,841	3,496
Endo DAC 6.00% 6/30/2028[1,4]		45,278	3,509
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 7/31/2027[1,4]		6,243	484
Endo International PLC 5.875% 10/15/2024[1]		10,374	7,750
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[1]		15,320	11,346
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]		12,075	9,914
HCA, Inc. 5.375% 2/1/2025		1,000	1,001
HCA, Inc. 5.875% 2/15/2026		2,902	2,947
HCA, Inc. 4.50% 2/15/2027		71	69
HCA, Inc. 5.625% 9/1/2028		22,625	22,906
HCA, Inc. 5.875% 2/1/2029		2,450	2,505
HCA, Inc. 3.50% 9/1/2030		24,300	21,660
HCA, Inc. 7.50% 11/15/2095		5,000	5,492
HealthEquity, Inc. 4.50% 10/1/2029[1]		15,845	14,098
IMS Health Holdings, Inc. 5.00% 10/15/2026[1]		24,059	23,543
Jazz Securities DAC 4.375% 1/15/2029[1]		10,185	9,379
Mallinckrodt PLC 10.00% 4/15/2025[1]		17,362	14,784
Medline Borrower, LP, Term Loan, (3-month USD-LIBOR + 3.25%) 8.09% 10/23/2028[2,3]		7,062	6,894
Minerva Merger Sub, Inc. 6.50% 2/15/2030[1]		13,000	10,553
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		25,955	24,169
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		55,775	48,715
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		45,350	38,153
Mozart Debt Merger Sub, Inc. 3.875% 4/1/2029[1]		5,000	4,343
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[1]		36,430	31,642
Option Care Health, Inc. 4.375% 10/31/2029[1]		6,115	5,407
Owens & Minor, Inc. 4.375% 12/15/2024		25,411	24,544
Owens & Minor, Inc. 4.50% 3/31/2029[1]		30,970	24,198
Owens & Minor, Inc. 6.625% 4/1/2030[1]		45,095	38,766
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]		106,234	79,129
Radiology Partners, Inc. 9.25% 2/1/2028[1]		38,699	21,435
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 8.885% 7/9/2025[2,3]		1,815	1,472
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		25,435	19,297
Select Medical Holdings Corp. 6.25% 8/15/2026[1]		9,039	8,777
Surgery Center Holdings 10.00% 4/15/2027[1]		4,742	4,840
Syneos Health, Inc. 3.625% 1/15/2029[1]		5,780	4,757
Team Health Holdings, Inc. 6.375% 2/1/2025[1]		6,359	3,835
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.057% 3/2/2027[2,3]		5,467	3,818
Tenet Healthcare Corp. 4.625% 7/15/2024		4,274	4,220
Tenet Healthcare Corp. 4.875% 1/1/2026		111,349	109,284
Tenet Healthcare Corp. 6.25% 2/1/2027		8,995	8,856
Tenet Healthcare Corp. 5.125% 11/1/2027		3,980	3,825
Tenet Healthcare Corp. 4.625% 6/15/2028		18,000	16,625
Tenet Healthcare Corp. 6.125% 10/1/2028		14,815	14,213
Tenet Healthcare Corp. 4.25% 6/1/2029		20,860	18,891
Tenet Healthcare Corp. 4.375% 1/15/2030		25,005	22,464
Tenet Healthcare Corp. 6.875% 11/15/2031		2,000	1,912
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023		8,206	8,117

American High-Income Trust	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	USD	46,824	$46,875
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		65,186	59,057
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027		24,040	22,470
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		24,371	24,403
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		110,110	99,848
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029		15,340	16,069
Teva Pharmaceutical Finance Co. BV 8.125% 9/15/2031		21,537	22,634
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046		16,337	10,901
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]		83,325	68,602
			1,687,310

Materials 9.51%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]		10,760	10,640
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]		6,250	5,570
Allegheny Technologies, Inc. 4.875% 10/1/2029		21,320	19,435
Allegheny Technologies, Inc. 5.125% 10/1/2031		22,140	20,180
ArcelorMittal 4.25% 7/16/2029		940	892
ArcelorMittal 7.00% 10/15/2039		10,104	10,636
ArcelorMittal 6.75% 3/1/2041		15,173	15,408
Ardagh Group SA 6.50% Cash 6/30/2027[1,6]		8,809	6,749
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]		1,500	1,489
Ardagh Metal Packaging Finance USA, LLC 3.25% 9/1/2028[1]		5,000	4,309
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]		16,970	13,295
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]		570	562
Ardagh Packaging Finance PLC 4.125% 8/15/2026[1]		11,435	10,679
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]		10,000	7,894
Avient Corp. 7.125% 8/1/2030[1]		6,750	6,968
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		6,495	6,179
Ball Corp. 6.875% 3/15/2028		21,175	21,938
Ball Corp. 2.875% 8/15/2030		3,250	2,710
Ball Corp. 3.125% 9/15/2031		26,280	21,772
Braskem Idesa SAPI 6.99% 2/20/2032[1]		1,370	1,035
CAN-PACK SA 3.875% 11/15/2029[1]		26,795	21,725
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]		9,823	10,010
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		3,853	3,776
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		63,955	63,392
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		39,643	36,416
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		43,344	39,452
Consolidated Energy Finance SA 6.50% 5/15/2026[1]		2,013	1,897
Consolidated Energy Finance SA 5.625% 10/15/2028[1]		3,680	3,169
CROWN Americas, LLC 5.25% 4/1/2030		2,775	2,675
Crown Holdings, Inc. 7.375% 12/15/2026		2,000	2,115
CVR Partners, LP 6.125% 6/15/2028[1]		22,525	19,993
Element Solutions, Inc. 3.875% 9/1/2028[1]		8,300	7,294
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]		76,007	76,021
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]		55,328	53,722
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		141,914	136,940
Freeport-McMoRan, Inc. 4.25% 3/1/2030		303	281
Freeport-McMoRan, Inc. 4.625% 8/1/2030		900	851
Freeport-McMoRan, Inc. 5.40% 11/14/2034		4,288	4,207
Freeport-McMoRan, Inc. 5.45% 3/15/2043		8,393	7,860
FXI Holdings, Inc. 7.875% 11/1/2024[1]		135,382	126,437
FXI Holdings, Inc. 12.25% 11/15/2026[1]		158,184	140,784
Graphic Packaging International, LLC 3.75% 2/1/2030[1]		10,000	8,688
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.454% 3/15/2029[2,3]		11,195	10,090
INEOS Finance PLC 6.75% 5/15/2028[1]		10,200	9,858
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]		12,698	11,318
LABL, Inc. 5.875% 11/1/2028[1]		14,600	13,000
LABL, Inc. 9.50% 11/1/2028[1]		3,277	3,310
LABL, Inc. 8.25% 11/1/2029[1]		15,215	13,003
LSB Industries, Inc. 6.25% 10/15/2028[1]		49,875	44,437
LSF11 A5 HoldCo, LLC 6.625% 10/15/2029[1]		1,425	1,200
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]		21,143	21,162
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]		12,500	11,562
Methanex Corp. 5.125% 10/15/2027		73,490	69,341
Methanex Corp. 5.25% 12/15/2029		12,718	11,905
Methanex Corp. 5.65% 12/1/2044		9,445	7,787

10	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	USD	25,450	$26,201
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		25,920	26,628
Nova Chemicals Corp. 4.875% 6/1/2024[1]		15,785	15,592
Nova Chemicals Corp. 5.25% 6/1/2027[1]		31,493	28,750
Nova Chemicals Corp. 4.25% 5/15/2029[1]		36,067	29,524
Novelis Corp. 3.25% 11/15/2026[1]		16,285	14,897
Novelis Corp. 4.75% 1/30/2030[1]		11,093	10,206
Novelis Corp. 3.875% 8/15/2031[1]		22,344	18,852
Olin Corp. 5.625% 8/1/2029		5,700	5,500
Olin Corp. 5.00% 2/1/2030		3,365	3,158
Owens-Illinois, Inc. 5.875% 8/15/2023[1]		4,082	4,080
Owens-Illinois, Inc. 6.375% 8/15/2025[1]		5,341	5,349
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		41,413	36,970
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		18,600	15,415
Scotts Miracle-Gro Co. 4.50% 10/15/2029		7,776	6,695
Scotts Miracle-Gro Co. 4.375% 2/1/2032		7,620	6,132
Sealed Air Corp. 4.00% 12/1/2027[1]		7,559	7,061
Sealed Air Corp. 6.125% 2/1/2028[1]		15,912	16,106
Sealed Air Corp. 5.00% 4/15/2029[1]		13,750	12,938
SPCM SA 3.375% 3/15/2030[1]		10,732	8,866
Summit Materials, LLC 6.50% 3/15/2027[1]		5,478	5,438
Summit Materials, LLC 5.25% 1/15/2029[1]		15,015	14,211
Trivium Packaging BV 5.50% 8/15/2026[1]		6,445	6,182
Trivium Packaging BV 8.50% 8/15/2027[1]		19,352	17,629
Tronox, Ltd. 4.625% 3/15/2029[1]		14,155	11,870
Valvoline, Inc. 4.25% 2/15/2030[1]		3,691	3,623
Valvoline, Inc. 3.625% 6/15/2031[1]		8,405	7,147
Venator Finance SARL 9.50% 7/1/2025[1]		33,482	20,926
Venator Finance SARL 5.75% 7/15/2025[1]		70,528	10,253
Venator Finance SARL, Term Loan, (3-month USD-LIBOR + 3.00%) 8.159% 8/8/2024[2,3]		9,064	6,007
W. R. Grace Holdings, LLC 5.625% 8/15/2029[1]		6,495	5,521
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		26,880	27,058
			1,618,803

Industrials 8.67%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]		15,095	14,874
ADT Security Corp. 4.125% 8/1/2029[1]		4,815	4,300
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[1]		24,820	21,203
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		10,743	10,574
Atkore, Inc. 4.25% 6/1/2031[1]		6,650	5,827
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 10.385% 9/21/2029[2,3]		67,254	66,127
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]		18,910	17,736
Avis Budget Group, Inc. 4.75% 4/1/2028[1]		1,000	911
Avis Budget Group, Inc. 5.375% 3/1/2029[1]		23,995	22,309
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]		17,340	17,176
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]		36,710	31,096
BlueLinx Holdings, Inc. 6.00% 11/15/2029[1]		6,795	5,618
Boeing Company 3.90% 5/1/2049		540	409
Bohai Financial Investment Holding Co., Ltd. 5.50% 2/15/2024[1]		1,258	1,247
Bombardier, Inc. 7.50% 3/15/2025[1]		5,102	5,107
Bombardier, Inc. 7.125% 6/15/2026[1]		67,460	67,764
Bombardier, Inc. 7.875% 4/15/2027[1]		41,960	42,518
Bombardier, Inc. 6.00% 2/15/2028[1]		25,648	25,007
Bombardier, Inc. 7.50% 2/1/2029[1]		13,681	13,989
Bombardier, Inc. 7.45% 5/1/2034[1]		1,850	2,081
BWX Technologies, Inc. 4.125% 6/30/2028[1]		15,932	14,365
BWX Technologies, Inc. 4.125% 4/15/2029[1]		18,130	16,099
Chart Industries, Inc. 7.50% 1/1/2030[1]		10,389	10,747
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		31,755	28,375
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		18,675	16,907
Clean Harbors, Inc. 4.875% 7/15/2027[1]		12,014	11,600
Clean Harbors, Inc. 5.125% 7/15/2029[1]		5,000	4,773
Clean Harbors, Inc. 6.375% 2/1/2031[1]		17,247	17,614
CoreLogic, Inc. 4.50% 5/1/2028[1]		75,882	57,646
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.375% 6/4/2029[2,3]		22,275	16,637
Covanta Holding Corp. 4.875% 12/1/2029[1]		18,260	16,266

American High-Income Trust	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Covanta Holding Corp. 5.00% 9/1/2030	USD	28,240	$24,353
Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		24,367	21,126
Garda World Security Corp. 6.00% 6/1/2029[1]		3,200	2,548
GFL Environmental, Inc. 3.50% 9/1/2028[1]		10,000	9,059
Harsco Corp. 5.75% 7/31/2027[1]		7,265	5,712
Herc Holdings, Inc. 5.50% 7/15/2027[1]		3,200	3,092
Howmet Aerospace, Inc. 6.875% 5/1/2025		1,510	1,569
Howmet Aerospace, Inc. 5.95% 2/1/2037		9,125	9,204
Icahn Enterprises Finance Corp. 4.75% 9/15/2024		24,105	23,544
Icahn Enterprises, LP 5.25% 5/15/2027		5,503	5,170
Icahn Enterprises, LP 4.375% 2/1/2029		9,175	7,903
LABL Escrow Issuer, LLC 6.75% 7/15/2026[1]		560	541
LABL Escrow Issuer, LLC 10.50% 7/15/2027[1]		36,018	33,355
LSC Communications, Inc. 8.75% 10/15/2023[1,4,5]		114,646	346
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,3,4,5]		8,059	24
Masonite International Corp. 3.50% 2/15/2030[1]		11,831	9,825
MasTec, Inc. 4.50% 8/15/2028[1]		9,375	8,674
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		68,387	68,234
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		5,115	4,574
Park River Holdings, Inc. 5.625% 2/1/2029[1]		17,205	11,750
PGT Innovations, Inc. 4.375% 10/1/2029[1]		22,759	20,597
Pitney Bowes, Inc. 6.875% 3/15/2027[1]		11,500	9,118
PM General Purchaser, LLC 9.50% 10/1/2028[1]		50,749	46,540
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]		8,100	7,269
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]		11,833	11,075
R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]		12,125	12,174
Regal Rexnord Corp. 6.40% 4/15/2033[1]		19,125	19,160
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		13,643	14,067
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		46,887	49,197
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		3,325	2,973
Rolls-Royce PLC 5.75% 10/15/2027[1]		9,915	9,886
Sabre GLBL, Inc. 7.375% 9/1/2025[1]		3,617	3,235
Sabre GLBL, Inc. 11.25% 12/15/2027[1]		17,689	16,494
Sabre Holdings Corp. 9.25% 4/15/2025[1]		16,754	15,798
Sensata Technologies Holding BV 4.00% 4/15/2029[1]		3,225	2,917
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		8,800	7,708
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		19,430	18,766
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]		3,425	3,428
Spirit AeroSystems, Inc. 4.60% 6/15/2028		31,555	26,780
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		21,688	23,694
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.176% 1/15/2027[2,3]		7,663	7,677
SRS Distribution, Inc. 4.625% 7/1/2028[1]		10,080	8,966
SRS Distribution, Inc. 6.125% 7/1/2029[1]		615	520
Stericycle, Inc. 5.375% 7/15/2024[1]		20,884	20,746
Stericycle, Inc. 3.875% 1/15/2029[1]		16,235	14,193
The Brink’s Co. 4.625% 10/15/2027[1]		10,371	9,785
The Hertz Corp. 5.00% 12/1/2029[1]		7,500	6,220
Titan International, Inc. 7.00% 4/30/2028		11,500	10,372
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]		1,375	1,190
TransDigm, Inc. 6.25% 3/15/2026[1]		32,470	32,533
TransDigm, Inc. 6.875% 5/15/2026		12,740	12,561
TransDigm, Inc. 6.375% 6/15/2026		5,560	5,441
TransDigm, Inc. 7.50% 3/15/2027		770	769
TransDigm, Inc. 5.50% 11/15/2027		19,810	18,701
TransDigm, Inc. 6.75% 8/15/2028[1]		14,070	14,228
TransDigm, Inc. 4.625% 1/15/2029		2,971	2,644
TransDigm, Inc. 4.875% 5/1/2029		4,180	3,704
Triumph Group, Inc. 7.75% 8/15/2025		21,075	19,365
Triumph Group, Inc. 9.00% 3/15/2028[1]		31,249	31,321
Uber Technologies, Inc. 8.00% 11/1/2026[1]		10,000	10,262
United Airlines, Inc. 4.375% 4/15/2026[1]		5,125	4,909
United Airlines, Inc. 4.625% 4/15/2029[1]		10,100	9,149
United Rentals, Inc. 5.25% 1/15/2030		5,484	5,284
United Rentals, Inc. 3.875% 2/15/2031		9,450	8,350
United Rentals, Inc. 3.75% 1/15/2032		8,360	7,209

12	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[1]	USD	29,545	$27,932
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		11,475	11,675
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		10,900	11,203
			1,475,290

Financials 7.20%
Advisor Group Holdings, LLC 6.25% 3/1/2028[1]		41,998	37,874
AG Merger Sub II, Inc. 10.75% 8/1/2027[1]		76,600	77,818
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		21,016	21,174
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		14,020	12,574
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		33,300	30,917
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]		7,130	7,057
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		31,605	26,709
AmWINS Group, Inc. 4.875% 6/30/2029[1]		27,142	24,056
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		57,872	47,387
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.313% 8/2/2029[2,3]		22,600	20,340
AssuredPartners, Inc. 7.00% 8/15/2025[1]		226	220
AssuredPartners, Inc. 8.00% 5/15/2027[1]		8,409	8,035
AssuredPartners, Inc. 5.625% 1/15/2029[1]		4,895	4,236
Blackstone Private Credit Fund 7.05% 9/29/2025[1]		12,730	12,568
Block, Inc. 2.75% 6/1/2026		28,750	26,248
Block, Inc. 3.50% 6/1/2031		31,175	25,633
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]		9,950	8,426
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]		17,105	15,185
Coinbase Global, Inc. 3.375% 10/1/2028[1]		26,075	16,128
Coinbase Global, Inc. 3.625% 10/1/2031[1]		30,431	17,074
Compass Diversified Holdings 5.25% 4/15/2029[1]		90,012	79,365
Compass Diversified Holdings 5.00% 1/15/2032[1]		21,655	17,583
Credit Acceptance Corp. 5.125% 12/31/2024[1]		7,030	6,689
Credit Suisse Group AG 7.50% junior subordinated perpetual bonds (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,4,7]		2,295	132
FS Energy and Power Fund 7.50% 8/15/2023[1]		54,954	54,919
Hightower Holding, LLC 6.75% 4/15/2029[1]		18,130	15,448
HUB International, Ltd. 7.00% 5/1/2026[1]		35,178	34,607
HUB International, Ltd. 5.625% 12/1/2029[1]		3,745	3,268
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		18,510	15,913
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]		3,100	2,682
Ladenburg Thalmann Financial Services, Inc. 6.50% 11/30/2027		80	1,285
LPL Holdings, Inc. 4.625% 11/15/2027[1]		29,103	27,529
LPL Holdings, Inc. 4.00% 3/15/2029[1]		48,520	43,716
LPL Holdings, Inc. 4.375% 5/15/2031[1]		23,445	20,754
MGIC Investment Corp. 5.25% 8/15/2028		7,625	7,256
MSCI, Inc. 4.00% 11/15/2029[1]		15,793	14,427
MSCI, Inc. 3.625% 9/1/2030[1]		5,559	4,837
MSCI, Inc. 3.875% 2/15/2031[1]		31,490	28,058
MSCI, Inc. 3.625% 11/1/2031[1]		46,121	39,542
MSCI, Inc. 3.25% 8/15/2033[1]		25,004	20,499
National Financial Partners Corp. 6.875% 8/15/2028[1]		11,239	9,655
Navient Corp. 6.125% 3/25/2024		21,112	20,850
Navient Corp. 5.875% 10/25/2024		25,680	24,977
Navient Corp. 6.75% 6/25/2025		11,000	10,702
Navient Corp. 6.75% 6/15/2026		12,310	12,017
Navient Corp. 5.00% 3/15/2027		53,762	47,423
Navient Corp. 4.875% 3/15/2028		5,570	4,691
Navient Corp. 5.50% 3/15/2029		45,671	38,651
Navient Corp. 5.625% 8/1/2033		27,712	20,593
OneMain Finance Corp. 3.875% 9/15/2028		3,989	3,167
OneMain Holdings, Inc. 7.125% 3/15/2026		24,220	23,307
Owl Rock Capital Corp. 4.00% 3/30/2025		449	419
Owl Rock Capital Corp. 3.75% 7/22/2025		12,093	11,041
Owl Rock Capital Corp. 3.40% 7/15/2026		5,685	5,028
Owl Rock Capital Corp. 2.625% 1/15/2027		400	339
Owl Rock Capital Corp. II 4.625% 11/26/2024[1]		9,835	9,442
Owl Rock Capital Corp. III 3.125% 4/13/2027		11,350	9,549
Owl Rock Core Income Corp. 4.70% 2/8/2027		15,700	14,205
Oxford Finance, LLC 6.375% 2/1/2027[1]		38,985	36,499
Quicken Loans, LLC 3.625% 3/1/2029[1]		6,605	5,680

American High-Income Trust	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	USD	9,410	$8,432
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		12,050	10,551
Springleaf Finance Corp. 6.125% 3/15/2024		3,700	3,608
Starwood Property Trust, Inc. 5.50% 11/1/2023[1]		7,195	7,216
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]		11,835	9,795
			1,226,005

Information technology 4.30%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.325% 6/13/2024[2,3]		15,848	14,913
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[2,3]		81,669	66,152
Black Knight, Inc. 3.625% 9/1/2028[1]		8,470	7,718
BMC Software, Inc. 7.125% 10/2/2025[1]		3,545	3,532
BMC Software, Inc. 9.125% 3/1/2026[1]		4,290	4,176
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 10.34% 2/27/2026[2,3]		23,325	22,679
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		9,362	8,552
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		5,633	5,088
CA Magnum Holdings 5.375% 10/31/2026[1]		1,075	944
CDK Global, Inc. 7.25% 6/15/2029[1]		11,650	11,461
CommScope Finance, LLC 6.00% 3/1/2026[1]		16,030	15,488
CommScope Finance, LLC 8.25% 3/1/2027[1]		24,731	20,279
CommScope Technologies, LLC 6.00% 6/15/2025[1]		41,921	39,520
CommScope Technologies, LLC 5.00% 3/15/2027[1]		13,025	9,540
CommScope, Inc. 7.125% 7/1/2028[1]		9,869	7,291
Condor Merger Sub, Inc. 7.375% 2/15/2030[1]		8,000	6,715
Diebold Nixdorf Dutch Holding BV 9.00% 7/15/2025	EUR	25,040	13,985
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]	USD	151,093	77,435
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,6]		53,944	13,773
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 14.75% 6/5/2023[2,3]		15,141	15,141
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,3]		53,938	27,509
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.629% 7/15/2025[2,3]		47,768	50,156
Entegris Escrow Corp. 4.75% 4/15/2029[1]		7,610	7,201
Fair Isaac Corp. 4.00% 6/15/2028[1]		18,315	17,004
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 5.492% 6/13/2024[2,3]	EUR	19,007	18,623
Gartner, Inc. 4.50% 7/1/2028[1]	USD	37,332	35,472
Gartner, Inc. 3.625% 6/15/2029[1]		3,657	3,266
Gartner, Inc. 3.75% 10/1/2030[1]		20,136	18,093
GoDaddy Operating Co. 5.25% 12/1/2027[1]		7,725	7,525
GoDaddy Operating Co. 3.50% 3/1/2029[1]		10,575	9,153
Imola Merger Corp. 4.75% 5/15/2029[1]		5,000	4,479
J2 Global, Inc. 4.625% 10/15/2030[1]		339	293
MicroStrategy, Inc. 6.125% 6/15/2028[1]		6,425	5,710
MoneyGram International, Inc. 5.375% 8/1/2026[1]		18,775	18,839
NCR Corp. 5.125% 4/15/2029[1]		35,955	31,146
NCR Corp. 6.125% 9/1/2029[1]		9,550	9,428
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.407% 1/31/2030[2,3]		7,000	6,989
Rocket Software, Inc. 6.50% 2/15/2029[1]		9,075	7,156
Synaptics, Inc. 4.00% 6/15/2029[1]		5,225	4,508
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[2,3]		25,785	23,432
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 8.032% 5/4/2026[2,3]		8,815	8,601
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 10.032% 5/3/2027[2,3]		26,300	25,379
Unisys Corp. 6.875% 11/1/2027[1]		19,140	12,227
VeriSign, Inc. 5.25% 4/1/2025		3,068	3,067
Viavi Solutions, Inc. 3.75% 10/1/2029[1]		3,750	3,211
Xerox Corp. 5.50% 8/15/2028[1]		11,000	9,532
			732,381

Consumer staples 4.11%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]		7,215	6,985
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		68,823	59,947
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		11,915	11,134
B&G Foods, Inc. 5.25% 4/1/2025		26,687	24,881
B&G Foods, Inc. 5.25% 9/15/2027		41,606	35,718

14	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.448% 2/3/2027[2,3]	USD	4,985	$4,997
Central Garden & Pet Co. 4.125% 10/15/2030		14,556	12,875
Central Garden & Pet Co. 4.125% 4/30/2031[1]		16,755	14,484
Coty, Inc. 5.00% 4/15/2026[1]		11,000	10,623
Coty, Inc. 6.50% 4/15/2026[1]		11,005	10,961
Coty, Inc. 4.75% 1/15/2029[1]		30,080	28,117
Darling Ingredients, Inc. 5.25% 4/15/2027[1]		6,431	6,276
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		25,170	25,107
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		9,560	8,413
Ingles Markets, Inc. 4.00% 6/15/2031[1]		5,070	4,411
Kraft Heinz Company 3.00% 6/1/2026		6,360	6,079
Kraft Heinz Company 3.875% 5/15/2027		5,545	5,418
Kraft Heinz Company 4.375% 6/1/2046		6,215	5,420
Kraft Heinz Company 4.875% 10/1/2049		9,975	9,279
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		38,550	35,298
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		60,572	52,904
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 11.023% 12/22/2026[2,3]		1,980	1,926
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		43,015	39,399
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]		8,500	7,716
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.909% 10/1/2026[2,3]		23,261	23,068
Performance Food Group, Inc. 5.50% 10/15/2027[1]		16,205	15,857
Performance Food Group, Inc. 4.25% 8/1/2029[1]		5,785	5,201
Post Holdings, Inc. 5.625% 1/15/2028[1]		24,830	24,357
Post Holdings, Inc. 5.50% 12/15/2029[1]		19,834	18,713
Post Holdings, Inc. 4.625% 4/15/2030[1]		61,665	55,323
Post Holdings, Inc. 4.50% 9/15/2031[1]		24,475	21,562
Prestige Brands International, Inc. 5.125% 1/15/2028[1]		11,533	11,194
Prestige Brands International, Inc. 3.75% 4/1/2031[1]		14,440	12,252
Simmons Foods, Inc. 4.625% 3/1/2029[1]		15,605	12,701
TreeHouse Foods, Inc. 4.00% 9/1/2028		28,436	25,170
United Natural Foods, Inc. 6.75% 10/15/2028[1]		42,695	39,720
US Foods, Inc. 4.625% 6/1/2030[1]		7,180	6,484
			699,970

Real estate 3.40%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		20,435	15,316
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		33,120	24,170
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		27,215	24,372
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		4,045	3,252
Forestar Group, Inc. 3.85% 5/15/2026[1]		10,830	9,757
Forestar Group, Inc. 5.00% 3/1/2028[1]		1,905	1,708
Hospitality Properties Trust 4.35% 10/1/2024		2,855	2,735
Hospitality Properties Trust 4.50% 3/15/2025		6,150	5,659
Howard Hughes Corp. 5.375% 8/1/2028[1]		29,474	26,883
Howard Hughes Corp. 4.125% 2/1/2029[1]		29,513	25,039
Howard Hughes Corp. 4.375% 2/1/2031[1]		52,202	42,089
Iron Mountain, Inc. 4.875% 9/15/2027[1]		29,660	28,073
Iron Mountain, Inc. 5.25% 3/15/2028[1]		24,088	22,979
Iron Mountain, Inc. 5.00% 7/15/2028[1]		4,702	4,380
Iron Mountain, Inc. 5.25% 7/15/2030[1]		57,225	51,653
Iron Mountain, Inc. 4.50% 2/15/2031[1]		26,670	22,944
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		40,015	31,859
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030		48,594	35,913
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		38,630	28,381
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]		14,495	12,768
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		28,586	22,610
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		2,015	1,459
Medical Properties Trust, Inc. 5.00% 10/15/2027		13,527	11,141
Medical Properties Trust, Inc. 3.50% 3/15/2031		3,437	2,317
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		16,445	14,167
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		11,330	10,248
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		5,535	5,073
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		14,905	12,463
VICI Properties, LP 3.50% 2/15/2025[1]		5,104	4,844

American High-Income Trust	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
VICI Properties, LP 4.625% 6/15/2025[1]	USD	12,470	$12,072
VICI Properties, LP 4.25% 12/1/2026[1]		9,323	8,707
VICI Properties, LP 3.875% 2/15/2029[1]		13,935	12,404
VICI Properties, LP 4.625% 12/1/2029[1]		1,657	1,510
VICI Properties, LP 4.125% 8/15/2030[1]		2,233	1,974
WeWork Companies, Inc. 7.875% 5/1/2025[1]		1,925	1,066
WeWork Companies, LLC 5.00% 7/10/2025[1]		63,725	32,347
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]		4,740	4,654
			578,986

Utilities 3.08%
AmeriGas Partners, LP 5.75% 5/20/2027		5,878	5,540
Calpine Corp. 5.25% 6/1/2026[1]		1,051	1,026
Calpine Corp. 4.50% 2/15/2028[1]		4,000	3,715
Calpine Corp. 5.125% 3/15/2028[1]		8,282	7,594
Calpine Corp. 3.75% 3/1/2031[1]		9,175	7,748
DPL, Inc. 4.125% 7/1/2025		10,965	10,487
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]		18,225	17,050
Enfragen Energia Sur SA 5.375% 12/30/2030[1]		4,850	2,916
FirstEnergy Corp. 2.65% 3/1/2030		3,534	3,010
FirstEnergy Corp. 2.25% 9/1/2030		19,000	15,703
FirstEnergy Corp. 7.375% 11/15/2031		7,191	8,073
FirstEnergy Corp. 3.40% 3/1/2050		10,069	6,919
FirstEnergy Corp., Series C, 5.10% 7/15/2047[7]		5,065	4,499
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		10,562	9,542
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]		2,000	1,686
NextEra Energy Partners, LP 4.25% 7/15/2024[1]		3,163	3,126
NextEra Energy Partners, LP 3.875% 10/15/2026[1]		2,373	2,212
NRG Energy, Inc. 3.625% 2/15/2031[1]		2,000	1,606
Pacific Gas and Electric Co. 1.70% 11/15/2023		6,000	5,855
Pacific Gas and Electric Co. 5.45% 6/15/2027		7,720	7,651
Pacific Gas and Electric Co. 2.10% 8/1/2027		2,965	2,588
Pacific Gas and Electric Co. 3.30% 12/1/2027		3,055	2,754
Pacific Gas and Electric Co. 3.75% 7/1/2028		6,310	5,813
Pacific Gas and Electric Co. 4.55% 7/1/2030		4,170	3,910
Pacific Gas and Electric Co. 2.50% 2/1/2031		7,695	6,241
Pacific Gas and Electric Co. 3.25% 6/1/2031		2,135	1,811
Pacific Gas and Electric Co. 3.30% 8/1/2040		5,540	3,938
Pacific Gas and Electric Co. 3.50% 8/1/2050		16,465	10,891
PG&E Corp. 5.00% 7/1/2028		58,570	55,366
PG&E Corp. 5.25% 7/1/2030		60,380	56,128
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 7.875% 6/23/2025[2,3]		487	487
Talen Energy Corp. 10.50% 1/15/2026[1,4]		59,967	24,212
Talen Energy Corp. 7.25% 5/15/2027[1]		101,607	104,420
Talen Energy Corp. 6.625% 1/15/2028[1]		1,819	1,849
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.506% 11/13/2023[2,3]		62,105	62,571
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 8.32% 7/8/2026[2,3]		12,145	12,266
Talen Energy Supply, LLC 7.625% 6/1/2028[1]		9,825	10,152
Targa Resources Partners, LP 4.00% 1/15/2032		1,175	1,025
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		28,325	25,575
Vistra Operations Co., LLC 3.55% 7/15/2024[1]		5,769	5,573
			523,528

Total corporate bonds, notes & loans			15,068,715

Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[1,5]		15,299	13,534

Total bonds, notes & other debt instruments (cost: $16,954,318,000)			15,082,249

16	American High-Income Trust

Convertible bonds & notes 0.14%	Principal amount (000)		Value (000)
Communication services 0.13%
DISH DBS Corp., convertible notes, 3.375% 8/15/2026	USD	42,635	$22,170

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,5,6]		2,454	2,454

Total convertible bonds & notes (cost: $46,860,000)			24,624

Convertible stocks 0.23%		Shares
Financials 0.18%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 6/1/2023[1]		26,724	31,140

Utilities 0.05%
PG&E Corp., convertible preferred units, 5.50% 8/16/2023		57,000	8,113

Total convertible stocks (cost: $28,401,000)			39,253

Common stocks 2.84%
Health care 1.21%
Rotech Healthcare, Inc.[5,8,9,10]		1,916,276	205,042

Energy 0.97%
Chesapeake Energy Corp.		610,745	46,441
Weatherford International[9]		562,156	33,364
Denbury, Inc.[9]		219,000	19,191
Diamond Offshore Drilling, Inc.[9]		1,516,891	18,263
Ascent Resources - Utica, LLC, Class A5,9,10		90,532,504	18,107
Altera Infrastructure, LP5,9		112,537	9,460
California Resources Corp.		183,103	7,049
Constellation Oil Services Holding SA, Class B-1[5,9]		51,096,574	5,621
Civitas Resources, Inc.		57,659	3,940
McDermott International, Ltd.[9]		2,999,554	1,020
McDermott International, Ltd.[9,10]		1,745,604	593
Southwestern Energy Co.[9]		229,524	1,148
Mesquite Energy, Inc.[5,9]		109,992	660
Petroplus Holdings AG5,9		3,360,000	—	[11]
Bighorn Permian Resources, LLC[5]		42,744	—	[11]
			164,857

Financials 0.24%
Jonah Energy Parent, LLC[5,8]		747,471	31,954
Navient Corp.		537,500	8,595
			40,549

Consumer discretionary 0.19%
NMG Parent, LLC[5,9]		182,562	25,102
MYT Holding Co., Class B5,8,9		7,468,376	7,842
			32,944

Communication services 0.15%
Frontier Communications Parent, Inc.[9]		600,000	13,662
Intelsat SA5,9		318,478	7,803
Cumulus Media, Inc., Class A9		561,836	2,073
iHeartMedia, Inc., Class A9		378,645	1,477
Clear Channel Outdoor Holdings, Inc.[9]		890,868	1,069
			26,084

Information technology 0.08%
MoneyGram International, Inc.[9]		1,310,886	13,659

Total common stocks (cost: $434,097,000)			483,135

American High-Income Trust	17

Preferred securities 0.16%	Shares	Value (000)
Consumer discretionary 0.11%
MYT Holdings, LLC, Series A, 10.00% preferred shares[5,8,9]	19,884,070	$18,890

Industrials 0.05%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,5,9]	13,566	8,185

Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[5,9]	1,130	56

Total preferred securities (cost: $32,392,000)		27,131

Rights & warrants 0.05%
Consumer discretionary 0.05%
NMG Parent, LLC, warrants, expire 9/24/2027[9]	407,047	8,522

Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A5,9	33,352	234
Intelsat Jackson Holdings SA (CVR), Series B5,9	33,352	208
		442
Energy 0.00%
California Resources Corp., warrants, expire 10/27/2024[9]	16,108	137
Denbury, Inc., Series B, warrants, expire 9/18/2023[1,9]	155	8
McDermott International, Inc., warrants, expire 7/1/2027[5,9]	400,530	—	[11]
McDermott International, Inc., warrants, expire 7/1/2027[5,9]	445,033	—	[11]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[5,9]	18	—	[11]
		145

Total rights & warrants (cost: $4,601,000)		9,109

Short-term securities 6.27%
Money market investments 6.27%
Capital Group Central Cash Fund 4.86%[8,12]	10,676,702	1,067,670

Total short-term securities (cost: $1,067,798,000)		1,067,670
Total investment securities 98.29% (cost: $18,568,467,000)		16,733,171
Other assets less liabilities 1.71%		290,436

Net assets 100.00%		$17,023,607

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	736	April 2023	USD	291,924	$(94)
2 Year U.S. Treasury Note Futures	Long	633	June 2023		130,685	61
5 Year U.S. Treasury Note Futures	Long	608	June 2023		66,581	877
10 Year U.S. Treasury Note Futures	Short	160	June 2023		(18,387)	93
30 Year Ultra U.S. Treasury Bond Futures	Short	30	June 2023		(4,234)	(179)
						$758

18	American High-Income Trust

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 3/31/2023 (000)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	USD	75,600	$(832)	$(1,631)	$799
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028		133,510	(1,990)	(1,181)	(809)
						$(2,822)	$(2,812)	$(10)

Investments in affiliates8

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Common stocks 1.44%
Health care 1.20%
Rotech Healthcare, Inc.[5,9,10]	$205,042	$—	$—	$—	$—	$205,042	$—
Financials 0.19%
Jonah Energy Parent, LLC[5]	53,310	—	—	—	(21,356)	31,954	28,202
Consumer discretionary 0.05%
MYT Holding Co., Class B5,9	13,070	—	—	—	(5,228)	7,842	—
Total common stocks						244,838
Preferred securities 0.11%
Consumer discretionary 0.11%
MYT Holdings, LLC, Series A, 10.00% preferred shares[5,9]	21,773	—	—	—	(2,883)	18,890	—
Short-term securities 6.27%
Money market investments 6.27%
Capital Group Central Cash Fund 4.86%[12]	724,312	1,592,865	1,249,606	86	13	1,067,670	18,901
Total 7.82%				$86	$(29,454)	$1,331,398	$47,103

Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[5,8,9]	9/26/2013	$41,128	$205,042	1.20%
Ascent Resources - Utica, LLC, Class A5,9	4/25/2016-11/15/2016	4,340	18,107	.11
McDermott International, Ltd.[9]	4/4/2018-12/31/2020	7,967	593	.00 [13]
Total		$53,435	$223,742	1.31%

American High-Income Trust	19

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,932,520,000, which represented 64.22% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $652,572,000, which represented 3.83% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Step bond; coupon rate may change at a later date.
[8]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	Security did not produce income during the last 12 months.
[10]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $223,742,000, which represented 1.31% of the net assets of the fund.
[11]	Amount less than one thousand.
[12]	Rate represents the seven-day yield at 3/31/2023.
[13]	Amount less than .01%.

Key to abbreviations

Assn. = Association

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

20	American High-Income Trust

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $17,424,504)	$15,401,773
Affiliated issuers (cost: $1,143,963)	1,331,398	$16,733,171
Cash		17,272
Cash collateral pledged for futures contracts		2,304
Cash collateral pledged for swap contracts		12,610
Cash denominated in currencies other than U.S. dollars (cost: $36)		36
Unrealized appreciation on unfunded commitments		10,534
Receivables for:
Sales of investments	55,540
Sales of fund’s shares	57,832
Dividends and interest	270,582
Variation margin on futures contracts	227	384,181
		17,160,108
Liabilities:
Unrealized depreciation on unfunded commitments		83
Payables for:
Purchases of investments	95,719
Repurchases of fund’s shares	28,214
Dividends on fund’s shares	3,542
Investment advisory services	3,980
Services provided by related parties	3,343
Trustees’ deferred compensation	302
Variation margin on futures contracts	95
Variation margin on centrally cleared swap contracts	1,038
Other	185	136,418
Net assets at March 31, 2023		$17,023,607

Net assets consist of:
Capital paid in on shares of beneficial interest		$20,954,580
Total accumulated loss		(3,930,973)
Net assets at March 31, 2023		$17,023,607

Refer to the notes to financial statements.

American High-Income Trust	21

Financial statements (continued)

Statement of assets and liabilities	unaudited
at March 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,854,902 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$9,987,398	1,088,234	$9.18
Class C	220,448	24,020	9.18
Class T	9	1	9.18
Class F-1	286,453	31,212	9.18
Class F-2	1,938,861	211,259	9.18
Class F-3	972,815	105,998	9.18
Class 529-A	302,489	32,959	9.18
Class 529-C	9,773	1,065	9.18
Class 529-E	11,390	1,241	9.18
Class 529-T	12	1	9.18
Class 529-F-1	11	1	9.18
Class 529-F-2	33,266	3,625	9.18
Class 529-F-3	11	1	9.18
Class R-1	12,284	1,338	9.18
Class R-2	109,243	11,903	9.18
Class R-2E	7,018	765	9.18
Class R-3	134,927	14,702	9.18
Class R-4	114,737	12,502	9.18
Class R-5E	19,418	2,116	9.18
Class R-5	28,943	3,154	9.18
Class R-6	2,834,101	308,805	9.18

Refer to the notes to financial statements.

22	American High-Income Trust

Financial statements (continued)

Statement of operations	unaudited
for the six months ended March 31, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$526,803
Dividends (includes $47,103 from affiliates)	52,270	$579,073
Fees and expenses*:
Investment advisory services	23,919
Distribution services	15,199
Transfer agent services	8,897
Administrative services	2,505
529 plan services	107
Reports to shareholders	382
Registration statement and prospectus	405
Trustees’ compensation	38
Auditing and legal	21
Custodian	21
Other	188	51,682
Net investment income		527,391

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(216,695)
Affiliated issuers	86
Futures contracts	1,868
Swap contracts	(14,270)
Currency transactions	(493)	(229,504)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	838,282
Affiliated issuers	(29,454)
Futures contracts	174
Swap contracts	749
Currency translations	(259)	809,492
Net realized loss and unrealized appreciation		579,988

Net increase in net assets resulting from operations		$1,107,379

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American High-Income Trust	23

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2023*	Year ended September 30, 2022
Operations:
Net investment income	$527,391	$934,219
Net realized loss	(229,504)	(104,410)
Net unrealized appreciation (depreciation)	809,492	(3,145,073)
Net increase (decrease) in net assets resulting from operations	1,107,379	(2,315,264)

Distributions paid or accrued to shareholders	(530,069)	(919,673)

Net capital share transactions	235,650	(554,431)

Total increase (decrease) in net assets	812,960	(3,789,368)

Net assets:
Beginning of period	16,210,647	20,000,015
End of period	$17,023,607	$16,210,647

*Unaudited.

Refer to the notes to financial statements.

24	American High-Income Trust

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

American High-Income Trust	25

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

26	American High-Income Trust

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,062,551	$6,164	$15,068,715
Mortgage-backed obligations	—	—	13,534	13,534
Convertible bonds & notes	—	22,170	2,454	24,624
Convertible stocks	8,113	31,140	—	39,253
Common stocks	171,544	—	311,591	483,135
Preferred securities	—	—	27,131	27,131
Rights & warrants	145	8,522	442	9,109
Short-term securities	1,067,670	—	—	1,067,670
Total	$1,247,472	$15,124,383	$361,316	$16,733,171

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,031	$—	$—	$1,031
Unrealized appreciation on centrally cleared credit default swaps	—	799	—	799
Liabilities:
Unrealized depreciation on futures contracts	(273)	—	—	(273)
Unrealized depreciation on centrally cleared credit default swaps	—	(809)	—	(809)
Total	$758	$(10)	$—	$748

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

American High-Income Trust	27

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2023 (dollars in thousands):

	Beginning value at 10/1/2022	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2023
Investment securities	$395,342	$27,841	$87,447	$(74,781)	$(524)	$(28,661)	$(45,348)	$361,316

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2023								$(46,799)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$19,698	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
Convertible bonds & notes	2,454	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Common stocks	311,591	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
			Vendor price	Not applicable	Not applicable	Not applicable
			Risk discount	90%	90%	Decrease
			Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	3.7x	3.7x	Increase
			EV/EBITDA less CapEx multiple	10.2x	10.2x	Increase
			DLOM	17%	17%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	27,131	Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	3.3x	3.3x	Increase
			DLOM	30%	30%	Decrease
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Risk discount	95%	95%	Decrease
Rights & warrants	442	Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Total	$361,316

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

28	American High-Income Trust

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American High-Income Trust	29

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of March 31, 2023, the fund’s maximum exposure of unfunded bond commitments was $79,484,000, which would represent ..47% of the net assets of the fund should such commitments become due. Unrealized appreciation of $10,534,000 is disclosed as unrealized appreciation on unfunded commitments and unrealized depreciation of $83,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities. Both are included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

30	American High-Income Trust

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $156,297,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $254,864,000.

American High-Income Trust	31

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, March 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,031	Unrealized depreciation*	$273
Swap (centrally cleared)	Credit	Unrealized appreciation*	799	Unrealized depreciation*	809
			$1,830		$1,082

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,868	Net unrealized appreciation on futures contracts	$174
Swap	Credit	Net realized loss on swap contracts	(14,270)	Net unrealized appreciation on swap contracts	749
			$(12,402)		$923

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

32	American High-Income Trust

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$25,468
Capital loss carryforward[1]	(1,555,540)
Post-October capital loss deferral[2]	(201,079)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
[2]	This deferral is considered incurred in the subsequent year.

As of March 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$217,110
Gross unrealized depreciation on investments	(2,197,406)
Net unrealized depreciation on investments	(1,980,296)
Cost of investments	18,717,027

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2023		Year ended September 30, 2022
Class A	$309,319		$523,071
Class C	6,239		11,439
Class T	—	[3]	—	[3]
Class F-1	8,642		15,774
Class F-2	59,302		91,492
Class F-3	32,142		51,182
Class 529-A	9,279		15,906
Class 529-C	276		539
Class 529-E	347		585
Class 529-T	—	[3]	1
Class 529-F-1	—	[3]	1
Class 529-F-2	1,070		1,788
Class 529-F-3	—	[3]	1
Class R-1	340		545
Class R-2	2,973		4,891
Class R-2E	193		298
Class R-3	3,978		6,830
Class R-4	3,506		6,029
Class R-5E	596		884
Class R-5	948		2,500
Class R-6	90,919		185,917
Total	$530,069		$919,673

[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

American High-Income Trust	33

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. On March 6, 2023, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2023, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.157% on the first $15 billion of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2023, the investment advisory services fees were $23,919,000, which were equivalent to an annualized rate of 0.286% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

34	American High-Income Trust

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2023, the 529 plan services fees were $107,000, which were equivalent to 0.061% of the average daily net assets of each 529 share class.

For the six months ended March 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$12,350	$6,982		$1,485		Not applicable
Class C	1,122	161		34		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	340	216		42		Not applicable
Class F-2	Not applicable	921		272		Not applicable
Class F-3	Not applicable	5		145		Not applicable
Class 529-A	352	197		45		$91
Class 529-C	51	7		1		3
Class 529-E	29	3		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	5		5		10
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	61	7		2		Not applicable
Class R-2	403	190		16		Not applicable
Class R-2E	20	7		1		Not applicable
Class R-3	332	104		20		Not applicable
Class R-4	139	55		17		Not applicable
Class R-5E	Not applicable	14		3		Not applicable
Class R-5	Not applicable	8		4		Not applicable
Class R-6	Not applicable	15		411		Not applicable
Total class-specific expenses	$15,199	$8,897		$2,505		$107

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $38,000 in the fund’s statement of operations reflects $30,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund has sold investment securities to other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2023, the fund engaged in such sale transactions with related funds in the amount of $6,637,000, which generated $4,492,000 of net realized gains from such sales.

American High-Income Trust	35

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2023.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2023.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2023

Class A	$481,491	52,685	$298,061		32,619		$(875,208)	(96,026)	$(95,656)	(10,722)
Class C	16,647	1,822	6,020		659		(41,429)	(4,542)	(18,762)	(2,061)
Class T	—	—	—		—		—	—	—	—
Class F-1	133,848	14,696	8,242		902		(130,019)	(14,272)	12,071	1,326
Class F-2	554,626	60,747	56,040		6,132		(406,800)	(44,577)	203,866	22,302
Class F-3	280,245	30,768	31,437		3,440		(261,307)	(28,653)	50,375	5,555
Class 529-A	17,018	1,860	9,244		1,012		(27,019)	(2,955)	(757)	(83)
Class 529-C	957	105	275		30		(2,484)	(272)	(1,252)	(137)
Class 529-E	483	53	345		38		(1,264)	(138)	(436)	(47)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,749	412	1,063		116		(4,299)	(471)	513	57
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	822	90	339		37		(1,341)	(148)	(180)	(21)
Class R-2	9,436	1,033	2,953		323		(13,037)	(1,433)	(648)	(77)
Class R-2E	1,166	129	193		21		(473)	(52)	886	98
Class R-3	14,065	1,539	3,944		432		(18,338)	(2,011)	(329)	(40)
Class R-4	13,871	1,518	3,484		381		(13,309)	(1,459)	4,046	440
Class R-5E	2,056	226	594		65		(1,321)	(145)	1,329	146
Class R-5	2,582	282	941		103		(3,804)	(415)	(281)	(30)
Class R-6	141,475	15,501	90,769		9,932		(151,379)	(16,694)	80,865	8,739
Total net increase (decrease)	$1,674,537	183,466	$513,944		56,242		$(1,952,831)	(214,263)	$235,650	25,445

Refer to the end of the tables for footnotes.

36	American High-Income Trust

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2022

Class A	$1,092,727	109,073	$503,816	51,559		$(1,587,874)	(161,339)	$8,669	(707)
Class C	41,310	4,126	11,009	1,124		(99,720)	(10,107)	(47,401)	(4,857)
Class T	—	—	—	—		—	—	—	—
Class F-1	199,247	20,391	15,058	1,533		(310,396)	(31,344)	(96,091)	(9,420)
Class F-2	799,547	81,166	86,723	8,873		(788,097)	(80,098)	98,173	9,941
Class F-3	698,630	69,445	49,909	5,104		(891,592)	(88,409)	(143,053)	(13,860)
Class 529-A	36,332	3,634	15,848	1,621		(60,667)	(6,163)	(8,487)	(908)
Class 529-C	2,960	294	536	55		(6,632)	(667)	(3,136)	(318)
Class 529-E	1,428	143	583	60		(2,516)	(252)	(505)	(49)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	6,535	651	1,779	182		(8,138)	(817)	176	16
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	2,186	221	543	56		(2,767)	(282)	(38)	(5)
Class R-2	24,469	2,456	4,850	496		(37,633)	(3,760)	(8,314)	(808)
Class R-2E	2,402	241	297	30		(3,275)	(329)	(576)	(58)
Class R-3	32,214	3,232	6,764	692		(49,578)	(4,990)	(10,600)	(1,066)
Class R-4	26,446	2,623	5,999	613		(39,596)	(4,011)	(7,151)	(775)
Class R-5E	8,396	831	882	91		(3,739)	(381)	5,539	541
Class R-5	10,147	999	2,350	236		(60,889)	(5,989)	(48,392)	(4,754)
Class R-6	730,330	70,891	185,873	18,992		(1,209,450)	(129,324)	(293,247)	(39,441)
Total net increase (decrease)	$3,715,306	370,417	$892,822	91,317		$(5,162,559)	(528,262)	$(554,431)	(66,528)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,763,710,000 and $3,056,318,000, respectively, during the six months ended March 31, 2023.

American High-Income Trust	37

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
3/31/2023[5,6]	$8.86	$.28	$.32	$.60	$(.28)	$9.18	6.87%[7]		$9,987		.72%[8]		.72%[8]		6.22%[8]
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.86)		9,738		.68		.68		4.86
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05		11,600		.69		.69		4.61
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.71		10,008		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.39		10,428		.72		.72		6.14
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.59		10,753		.69		.69		5.92
Class C:
3/31/2023[5,6]	8.86	.25	.32	.57	(.25)	9.18	6.48	[7]	221		1.46	[8]	1.46	[8]	5.48	[8]
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.52)		231		1.43		1.43		4.09
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22		326		1.43		1.43		3.89
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96		330		1.47		1.47		5.41
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		521		1.48		1.48		5.38
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.77		616		1.48		1.48		5.11
Class T:
3/31/2023[5,6]	8.86	.30	.32	.62	(.30)	9.18	7.01	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	6.47	[8,9]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.63)[9]		—	[10]	.42	[9]	.42	[9]	5.12	[9]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.36	[9]	—	[10]	.43	[9]	.43	[9]	4.87	[9]
9/30/2020	9.96	.61	(.34)	.27	(.60)	9.63	2.97	[9]	—	[10]	.47	[9]	.47	[9]	6.37	[9]
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.65	[9]	—	[10]	.47	[9]	.47	[9]	6.39	[9]
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.82	[9]	—	[10]	.47	[9]	.47	[9]	6.13	[9]
Class F-1:
3/31/2023[5,6]	8.86	.28	.32	.60	(.28)	9.18	6.87	[7]	287		.73	[8]	.73	[8]	6.20	[8]
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)		265		.70		.70		4.79
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05		415		.70		.70		4.62
9/30/2020	9.96	.59	(.34)	.25	(.58)	9.63	2.71		401		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.37		446		.74		.74		6.12
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.54		481		.73		.73		5.86
Class F-2:
3/31/2023[5,6]	8.86	.30	.32	.62	(.30)	9.18	7.03	[7]	1,939		.43	[8]	.43	[8]	6.50	[8]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)		1,674		.40		.40		5.14
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.39		1,888		.40		.40		4.89
9/30/2020	9.96	.61	(.33)	.28	(.61)	9.63	3.00		1,368		.44		.44		6.38
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.66		1,281		.46		.46		6.41
9/30/2018	10.48	.64	(.25)	.39	(.62)	10.25	3.82		1,155		.46		.46		6.15
Class F-3:
3/31/2023[5,6]	8.86	.30	.32	.62	(.30)	9.18	7.08	[7]	973		.33	[8]	.33	[8]	6.59	[8]
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)		890		.30		.30		5.23
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50		1,206		.30		.30		4.96
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11		595		.34		.34		6.48
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.77		523		.36		.36		6.50
9/30/2018	10.48	.65	(.25)	.40	(.63)	10.25	3.93		437		.36		.36		6.26
Class 529-A:
3/31/2023[5,6]	8.86	.28	.32	.60	(.28)	9.18	6.85	[7]	303		.76	[8]	.76	[8]	6.18	[8]
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)		293		.71		.71		4.83
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.03		358		.71		.71		4.59
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.68		322		.76		.76		6.08
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.34		317		.78		.78		6.08
9/30/2018	10.48	.60	(.25)	.35	(.58)	10.25	3.51		330		.77		.77		5.84

Refer to the end of the table for footnotes.

38	American High-Income Trust

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
3/31/2023[5,6]	$8.86	$.25	$.32	$.57	$(.25)	$9.18	6.45%[7]		$10		1.52%[8]		1.52%[8]		5.42%[8]
9/30/2022	10.55	.40	(1.70)	(1.30)	(.39)	8.86	(12.56)		11		1.48		1.48		4.03
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.19		16		1.45		1.45		3.87
9/30/2020	9.96	.50	(.33)	.17	(.50)	9.63	1.92		18		1.50		1.50		5.41
9/30/2019	10.25	.54	(.29)	.25	(.54)	9.96	2.58		53		1.51		1.51		5.35
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.73		65		1.53		1.53		5.06
Class 529-E:
3/31/2023[5,6]	8.86	.27	.32	.59	(.27)	9.18	6.76	[7]	11		.94	[8]	.94	[8]	5.99	[8]
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.06)		11		.90		.90		4.64
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.81		14		.90		.90		4.41
9/30/2020	9.96	.57	(.34)	.23	(.56)	9.63	2.50		14		.94		.94		5.91
9/30/2019	10.25	.60	(.29)	.31	(.60)	9.96	3.15		16		.96		.96		5.90
9/30/2018	10.48	.58	(.25)	.33	(.56)	10.25	3.31		16		.96		.96		5.64
Class 529-T:
3/31/2023[5,6]	8.86	.29	.32	.61	(.29)	9.18	6.98	[7,9]	—	[10]	.51	[8,9]	.51	[8,9]	6.41	[8,9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.68)[9]		—	[10]	.48	[9]	.48	[9]	5.07	[9]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.30	[9]	—	[10]	.48	[9]	.48	[9]	4.82	[9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92	[9]	—	[10]	.52	[9]	.52	[9]	6.30	[9]
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.59	[9]	—	[10]	.53	[9]	.53	[9]	6.32	[9]
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.76	[9]	—	[10]	.52	[9]	.52	[9]	6.08	[9]
Class 529-F-1:
3/31/2023[5,6]	8.86	.29	.32	.61	(.29)	9.18	6.96	[7,9]	—	[10]	.56	[8,9]	.56	[8,9]	6.37	[8,9]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.72)[9]		—	[10]	.52	[9]	.52	[9]	5.03	[9]
9/30/2021	9.63	.49	.95	1.44	(.52)	10.55	15.27	[9]	—	[10]	.49	[9]	.49	[9]	5.26	[9]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92		31		.53		.53		6.31
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.58		33		.54		.54		6.32
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.75		29		.54		.54		6.07
Class 529-F-2:
3/31/2023[5,6]	8.86	.30	.32	.62	(.30)	9.18	7.03	[7]	33		.42	[8]	.42	[8]	6.51	[8]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)		32		.41		.41		5.13
9/30/2021[5,11]	9.62	.46	.95	1.41	(.48)	10.55	14.92	[7]	38		.44	[8]	.44	[8]	4.82	[8]
Class 529-F-3:
3/31/2023[5,6]	8.86	.30	.32	.62	(.30)	9.18	7.04	[7]	—	[10]	.40	[8]	.40	[8]	6.53	[8]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.59)		—	[10]	.37		.37		5.18
9/30/2021[5,11]	9.62	.46	.96	1.42	(.49)	10.55	14.99	[7]	—	[10]	.43	[8]	.37	[8]	4.90	[8]
Class R-1:
3/31/2023[5,6]	8.86	.25	.32	.57	(.25)	9.18	6.50	[7]	12		1.43	[8]	1.43	[8]	5.51	[8]
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.50)		12		1.41		1.41		4.14
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22		14		1.43		1.43		3.88
9/30/2020	9.96	.51	(.33)	.18	(.51)	9.63	1.94		12		1.49		1.49		5.37
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		9		1.49		1.49		5.38
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.77		11		1.48		1.48		5.12

Refer to the end of the table for footnotes.

American High-Income Trust	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
3/31/2023[5,6]	$8.86	$.25	$.32	$.57	$(.25)	$9.18	6.50%[7]	$109	1.43%[8]		1.43%[8]		5.50%[8]
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.49)	106	1.40		1.40		4.13
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.25	135	1.40		1.40		3.91
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	122	1.46		1.46		5.39
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.63	143	1.46		1.46		5.40
9/30/2018	10.48	.53	(.25)	.28	(.51)	10.25	2.80	150	1.46		1.46		5.14
Class R-2E:
3/31/2023[5,6]	8.86	.27	.32	.59	(.27)	9.18	6.66 [7]	7	1.14	[8]	1.14	[8]	5.81	[8]
9/30/2022	10.55	.44	(1.70)	(1.26)	(.43)	8.86	(12.24)	6	1.11		1.11		4.42
9/30/2021	9.63	.43	.95	1.38	(.46)	10.55	14.57	8	1.12		1.12		4.20
9/30/2020	9.96	.54	(.33)	.21	(.54)	9.63	2.26	8	1.17		1.17		5.68
9/30/2019	10.25	.58	(.29)	.29	(.58)	9.96	2.93	9	1.17		1.17		5.68
9/30/2018	10.48	.56	(.25)	.31	(.54)	10.25	3.09	7	1.18		1.18		5.44
Class R-3:
3/31/2023[5,6]	8.86	.27	.32	.59	(.27)	9.18	6.74 [7]	135	.99	[8]	.99	[8]	5.95	[8]
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.10)	131	.95		.95		4.58
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.76	167	.96		.96		4.35
9/30/2020	9.96	.55	(.33)	.22	(.55)	9.63	2.43	142	1.00		1.00		5.85
9/30/2019	10.25	.59	(.29)	.30	(.59)	9.96	3.09	164	1.01		1.01		5.85
9/30/2018	10.48	.58	(.25)	.33	(.56)	10.25	3.26	175	1.01		1.01		5.60
Class R-4:
3/31/2023[5,6]	8.86	.29	.32	.61	(.29)	9.18	6.90 [7]	115	.68	[8]	.68	[8]	6.26	[8]
9/30/2022	10.55	.49	(1.70)	(1.21)	(.48)	8.86	(11.83)	107	.65		.65		4.89
9/30/2021	9.63	.48	.95	1.43	(.51)	10.55	15.10	135	.65		.65		4.66
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.75	120	.69		.69		6.16
9/30/2019	10.25	.63	(.29)	.34	(.63)	9.96	3.41	138	.71		.71		6.16
9/30/2018	10.48	.61	(.25)	.36	(.59)	10.25	3.57	138	.70		.70		5.90
Class R-5E:
3/31/2023[5,6]	8.86	.29	.32	.61	(.29)	9.18	7.00 [7]	19	.49	[8]	.49	[8]	6.45	[8]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.66)	17	.45		.45		5.15
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.33	15	.45		.45		4.85
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.95	11	.49		.49		6.32
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.62	8	.49		.49		6.35
9/30/2018	10.48	.63	(.25)	.38	(.61)	10.25	3.80	3	.48		.48		6.22
Class R-5:
3/31/2023[5,6]	8.86	.30	.32	.62	(.30)	9.18	7.05 [7]	29	.38	[8]	.38	[8]	6.55	[8]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.58)	28	.36		.36		4.97
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.44	84	.35		.35		4.95
9/30/2020	9.96	.62	(.34)	.28	(.61)	9.63	3.06	74	.39		.39		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.72	79	.41		.41		6.46
9/30/2018	10.48	.64	(.25)	.39	(.62)	10.25	3.88	84	.40		.40		6.20
Class R-6:
3/31/2023[5,6]	8.86	.30	.32	.62	(.30)	9.18	7.08 [7]	2,834	.33	[8]	.33	[8]	6.61	[8]
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)	2,659	.30		.30		5.25
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	3,581	.30		.30		5.01
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	3,169	.33		.33		6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.78	2,301	.35		.35		6.51
9/30/2018	10.48	.65	(.25)	.40	(.63)	10.25	3.94	1,994	.35		.35		6.26

Refer to the end of the table for footnotes.

40	American High-Income Trust

Financial highlights (continued)

	Six months ended March 31, 2023[5,6,7]	Year ended September 30,
		2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[12]	18%	40%	66%	75%	52%	62%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American High-Income Trust	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2022, through March 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American High-Income Trust

Expense example (continued)

	Beginning account value 10/1/2022	Ending account value 3/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,068.74	$3.71	.72%
Class A – assumed 5% return	1,000.00	1,021.34	3.63	.72
Class C – actual return	1,000.00	1,064.84	7.52	1.46
Class C – assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class T – actual return	1,000.00	1,070.13	2.32	.45
Class T – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class F-1 – actual return	1,000.00	1,068.70	3.77	.73
Class F-1 – assumed 5% return	1,000.00	1,021.29	3.68	.73
Class F-2 – actual return	1,000.00	1,070.28	2.22	.43
Class F-2 – assumed 5% return	1,000.00	1,022.79	2.17	.43
Class F-3 – actual return	1,000.00	1,070.82	1.70	.33
Class F-3 – assumed 5% return	1,000.00	1,023.29	1.66	.33
Class 529-A – actual return	1,000.00	1,068.54	3.92	.76
Class 529-A – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-C – actual return	1,000.00	1,064.49	7.82	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class 529-E – actual return	1,000.00	1,067.58	4.85	.94
Class 529-E – assumed 5% return	1,000.00	1,020.24	4.73	.94
Class 529-T – actual return	1,000.00	1,069.79	2.63	.51
Class 529-T – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-1 – actual return	1,000.00	1,069.58	2.89	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class 529-F-2 – actual return	1,000.00	1,070.31	2.17	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-F-3 – actual return	1,000.00	1,070.42	2.06	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,022.94	2.02	.40
Class R-1 – actual return	1,000.00	1,064.98	7.36	1.43
Class R-1 – assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class R-2 – actual return	1,000.00	1,064.98	7.36	1.43
Class R-2 – assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class R-2E – actual return	1,000.00	1,066.56	5.87	1.14
Class R-2E – assumed 5% return	1,000.00	1,019.25	5.74	1.14
Class R-3 – actual return	1,000.00	1,067.36	5.10	.99
Class R-3 – assumed 5% return	1,000.00	1,020.00	4.99	.99
Class R-4 – actual return	1,000.00	1,068.97	3.51	.68
Class R-4 – assumed 5% return	1,000.00	1,021.54	3.43	.68
Class R-5E – actual return	1,000.00	1,069.98	2.53	.49
Class R-5E – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-5 – actual return	1,000.00	1,070.51	1.96	.38
Class R-5 – assumed 5% return	1,000.00	1,023.04	1.92	.38
Class R-6 – actual return	1,000.00	1,070.82	1.70	.33
Class R-6 – assumed 5% return	1,000.00	1,023.29	1.66	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American High-Income Trust	43

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

44	American High-Income Trust

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefitted from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American High-Income Trust	45

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

46	American High-Income Trust

This page was intentionally left blank.

American High-Income Trust	47

This page was intentionally left blank.

48	American High-Income Trust

This page was intentionally left blank.

American High-Income Trust	49

This page was intentionally left blank.

50	American High-Income Trust

This page was intentionally left blank.

American High-Income Trust	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: May 31, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: May 31, 2023